EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Investments accounted for using equity method [abstract]
Equity Accounted Investment
The following table presents the change in the Company's equity accounted investment investments in AEL Holdings during the period:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2022	2021
Balance, beginning of period	$344	$—
Additions	254	—
Share of net income	63	—
Share of other comprehensive income	(316)	—
Balance, end of period	$345	$—

Company's Joint Ventures and Other Limited Partnership Interests
The following table presents the change in the Company's joint ventures and other limited partnership interests during the period:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	2022	2021
Balance, beginning of period	$—	$—
Additions	55	—
Acquisition from business combination	1,402	—
Share of net income	23	—
Distributions received	(41)	—
Balance, end of period	$1,439	$—